UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24023

REX ETF Trust

(Exact name of registrant as specified in charter)

777 Brickell Avenue Suite 500

Miami, FL 33131

(Address of principal executive offices) (Zip code)

Greg King

777 Brickell Avenue Suite 500

Miami, FL 33131

(Name and address of agent for service)

(203) 654-7008

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

REX Autocallable Income ETF
ATCL (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the REX Autocallable Income ETF for the period of February 17, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.rexshares.com/atcl/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX Autocallable Income ETF	$24	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE

•
The Fund seeks to generate high monthly income while providing reduced downside risk, primarily by gaining exposure to a daily laddered portfolio of synthetic autocallable positions referencing the Bloomberg US Large Cap VolMax Autocallable Index.

•
Performance was primarily driven by the coupon income generated from the autocallable positions and by the price movement of the underlying reference index relative to the coupon and downside barriers.

•	The Fund’s results were influenced by equity market direction and volatility levels, which affect the frequency of autocall events, coupon payments, and the value of the synthetic positions.

•	Income earned on the Fund’s U.S. Treasury collateral also contributed to results.

Top Contributors
↑
• Coupon income generated from the Fund’s synthetic autocallable positions during the period. • Autocall events and positive movement of the underlying reference index relative to coupon barriers. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Equity market declines during portions of the period.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,209,301
Number of Holdings	5
Portfolio Turnover	0%
REX Autocallable Income ETF	PAGE 1	TSR-SAR-761562859

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

U.S. Treasury Bills (94.5%)
Exchange Traded Funds (4.0%)
Total Return Swaps (1.4%)
Money Market Funds (0.1%)
Cash & Other (0.0%)

Top 10 Issuers	(%)
United States Treasury Bill	94.5%
The Laddered T-Bill ETF	4.0%
Bloomberg US Large Cap VolMax Autocallable Index	1.4%
First American Government Obligations Fund	0.1%
MANAGED DISTRIBUTIONS
The Fund has monthly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/atcl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX Autocallable Income ETF	PAGE 2	TSR-SAR-761562859

REX Drone ETF
DRNZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market, LLC )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the REX Drone ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.rexshares.com/drnz/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
REX Drone ETF	$33	0.65%
*	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE

•	The Fund seeks targeted exposure to companies that are engaged in drone and unmanned aerial vehicle (UAV) applications across defense and commercial end markets.

•	Performance was driven by the price movement of companies within the drone and unmanned systems theme, including firms involved in UAV manufacturing, components, software, and related services.

•	Sector performance was influenced by shifts in risk sentiment, defense and aerospace industry dynamics, and the pace of adoption of commercial drone use cases.

•	The Fund’s results also reflected broader equity market conditions affecting technology and industrial companies that participate in drone-related growth.

Top Contributors
↑
• Drone and UAV-related companies that appreciated during the period. • Positive developments in defense/commercial adoption and related industry demand. • Broader equity market tailwinds for relevant technology and industrial holdings.

Top Detractors
↓
• Drone and UAV-related companies that declined during the period. • Market volatility and adverse shifts in risk sentiment impacting thematic equities. • Weakness in technology/industrial sectors relevant to the drone ecosystem.

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$98,360,761
Number of Holdings	47
Portfolio Turnover	39%
REX Drone ETF	PAGE 1	TSR-SAR-761562503

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
AeroVironment, Inc.	14.0%
Ondas, Inc.	12.2%
Next Vision Stabilized Systems Ltd.	11.8%
DroneShield Ltd.	5.3%
Red Cat Holdings, Inc.	5.2%
Unusual Machines, Inc.	4.3%
Elsight Ltd.	4.1%
Aevex Corp.	3.8%
EHang Holdings Ltd.	3.6%
General Electric Co.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/drnz/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX Drone ETF	PAGE 2	TSR-SAR-761562503

REX IncomeMax Option Strategy ETF
ULTI (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the REX IncomeMax Option Strategy ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.rexshares.com/ulti/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
REX IncomeMax Option Strategy ETF	$72	1.33%
*	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE

•	The Fund seeks to generate current income through an options-based strategy while maintaining exposure to the equity market.

•	The Fund’s results were influenced by equity market direction and volatility; higher volatility generally increased option premium levels.

Top Contributors
↑	• Income generated from call option premiums. • Equity market exposure during periods of positive performance.

Top Detractors
↓	• Equity market declines during portions of the period.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$39,078,215
Number of Holdings	82
Portfolio Turnover	2,815%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Common Stocks (94.5%)
Money Market Funds (6.5%)
Purchased Options (5.1%)
Written Options (-10.9%)
Cash & Other (4.8%)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.5%
FuelCell Energy, Inc.	6.3%
Sandisk Corp.	5.2%
Corning, Inc.	5.1%
Lam Research Corp.	5.0%
Applied Materials, Inc.	4.9%
Nebius Group NV	4.9%
Space Exploration Technologies Corp.	4.8%
Vertiv Holdings Co.	4.8%
Intel Corp.	4.7%
REX IncomeMax Option Strategy ETF	PAGE 1	TSR-SAR-761562867

MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/ulti/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX IncomeMax Option Strategy ETF	PAGE 2	TSR-SAR-761562867

Rex NVDA Growth & Income ETF
NVII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Rex NVDA Growth & Income ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.rexshares.com/rex-growth-and-income-etfs/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex NVDA Growth & Income ETF	$123	2.39%
*	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE

•	The Fund seeks to provide current income and exposure to NVIDIA Corporation (NVDA) through a synthetic long position combined with an option income strategy.

•	Performance was primarily driven by the price movement of NVIDIA Corporation (NVDA) and the income generated from selling call options.

•	Option premium income helped support returns.

•
Periods of declines in NVIDIA Corporation (NVDA) adversely affected results and may not be fully offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to NVIDIA Corporation (NVDA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in NVIDIA Corporation (NVDA) during portions of the period.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$103,972,213	Portfolio Turnover	0%
Number of Holdings	5
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Bill	103.5%
Nvidia Corp.	-3.5%
Rex NVDA Growth & Income ETF	PAGE 1	TSR-SAR-761562305

MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/rex-growth-and-income-etfs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex NVDA Growth & Income ETF	PAGE 2	TSR-SAR-761562305

Rex TSLA Growth & Income ETF
TSII (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Rex TSLA Growth & Income ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.rexshares.com/rex-growth-and-income-etfs/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Rex TSLA Growth & Income ETF	$117	2.48%
*	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE

•	The Fund seeks to provide current income and exposure to Tesla, Inc. (TSLA) through a synthetic long position combined with an option income strategy.

•	Performance was primarily driven by the price movement of Tesla, Inc. (TSLA) and the income generated from selling call options.

•	Option premium income helped support returns.

•	Periods of declines in Tesla, Inc. (TSLA) adversely affected results and may not be fully offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Tesla, Inc. (TSLA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Tesla, Inc. (TSLA) during portions of the period.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$41,994,674	Portfolio Turnover	0%
Number of Holdings	6
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

U.S. Treasury Bills (98.2%)
Purchased Options (9.6%)
Money Market Funds (0.1%)
Written Options (-7.7%)
Cash & Other (-0.2%)

Top 10 Issuers	(%)
United States Treasury Bill	98.2%
Tesla, Inc.	1.9%
First American Government Obligations Fund	0.1%
Rex TSLA Growth & Income ETF	PAGE 1	TSR-SAR-761562404

MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/rex-growth-and-income-etfs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
Rex TSLA Growth & Income ETF	PAGE 2	TSR-SAR-761562404

REX WMT Growth & Income ETF
WMTI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the REX WMT Growth & Income ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.rexshares.com/rex-growth-and-income-etfs/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
REX WMT Growth & Income ETF	$50	1.02%
*	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE

•	The Fund seeks to provide current income and exposure to Walmart Inc. (WMT) through a synthetic long position combined with an option income strategy.

•	Performance was primarily driven by the price movement of Walmart Inc. (WMT) and the income generated from selling call options.

•	Option premium income helped support returns.

•	Periods of declines in Walmart Inc. (WMT) adversely affected results and may not be fully offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Walmart Inc. (WMT) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Walmart Inc. (WMT) during portions of the period.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$16,348,768
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

U.S. Treasury Bills (104.6%)
Purchased Options (3.6%)
Money Market Funds (2.5%)
Written Options (-10.0%)
Cash & Other (-0.7%)

Top 10 Issuers	(%)
United States Treasury Bill	104.6%
First American Government Obligations Fund	2.5%
Walmart, Inc.	-6.4%
REX WMT Growth & Income ETF	PAGE 1	TSR-SAR-761562875

MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/rex-growth-and-income-etfs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
REX WMT Growth & Income ETF	PAGE 2	TSR-SAR-761562875

The Laddered T-Bill ETF
TLDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the The Laddered T-Bill ETF for the period of January 20, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.rexshares.com/tldr/. You can also request this information by contacting us at 800-617-0004 or by sending an e-mail to info@rexfin.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
The Laddered T-Bill ETF	$9	0.20%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE

•	The Fund seeks to provide current income consistent with the preservation of capital by investing in a laddered portfolio of short-term U.S. Treasury bills.

•	Performance was primarily driven by the level of short-term U.S. Treasury yields and the income earned across the laddered maturities held by the Fund.

•	The Fund’s results were influenced by the interest rate environment and monetary policy conditions, which affected reinvestment rates as Treasury bills matured and were rolled.

Top Contributors
↑	• Income earned from the Fund’s laddered portfolio of short-term U.S. Treasury bills. • Elevated short-term interest rate levels during the period.

Top Detractors
↓	• Rising short-term interest rates during portions of the period.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,500,871
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Bill	97.2%
First American Government Obligations Fund	40.6%
The Laddered T-Bill ETF	PAGE 1	TSR-SAR-761562842

MANAGED DISTRIBUTIONS
The Fund has weekly managed distributions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rexshares.com/tldr/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your REX Advisers, LLC documents not be householded, please contact REX Advisers, LLC at 800-617-0004 or by sending an e-mail to info@rexfin.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by REX Advisers, LLC or your financial intermediary.
The Laddered T-Bill ETF	PAGE 2	TSR-SAR-761562842

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
REX ETF TRUST
REX Autocallable Income ETF
REX Drone ETF
REX IncomeMax Option Strategy ETF
REX NVDA Growth & Income ETF
REX TSLA Growth & Income ETF
REX WMT Growth & Income ETF
The Laddered T-Bill ETF
Financial Statements
June 30, 2026 (Unaudited)

REX AUTOCALLABLE INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 4.0%
The Laddered T-Bill ETF(a)	59,500	$1,487,797
TOTAL EXCHANGE TRADED FUNDS (Cost $1,489,251)		1,487,797

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 94.5%
3.59%, 09/01/2026(b)(c)	$35,403,000	35,181,535
TOTAL U.S. TREASURY BILLS (Cost $35,186,435)		35,181,535

	Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57%(d)	27,234	27,234
TOTAL MONEY MARKET FUNDS (Cost $27,234)		27,234
TOTAL INVESTMENTS - 98.6% (Cost $36,702,920)		$36,696,566
Other Assets in Excess of Liabilities - 1.4%		512,735
TOTAL NET ASSETS - 100.0%		$37,209,301

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percentage of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $12,174,404.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

REX AUTOCALLABLE INCOME ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Bloomberg US Large Cap VolMax Autocallable Index	RBC Capital Markets	Receive	SOFR + 0.50%	At Termination	04/29/2027	$18,771,226	$497,775
Bloomberg US Large Cap VolMax Autocallable Index	RBC Capital Markets	Receive	SOFR + 0.50%	At Termination	07/29/2027	19,149,793	31,759
Net Unrealized Appreciation (Depreciation)							$529,534

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
SOFR - Secured Overnight Financing Rate was 3.68% as of June 30, 2026.
REX Autocallable Income ETF - Transactions with Affiliates

	Value as of February 17, 2026(a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
The Laddered T-Bill ETF	$—	$1,489,251	$—	$—	$(1,454)	$1,487,797	59,500	$8,852	$—
	$—	$1,489,251	$—	$—	$(1,454)	$1,487,797	59,500	$8,852	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

2

REX DRONE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 11.0%
AIRO Group Holdings, Inc.(a)	186,304	$1,376,787
BAE Systems PLC	20,139	492,890
Cohort PLC	30,679	500,838
Dassault Aviation SA	1,438	472,176
DroneShield Ltd.(a)	3,114,701	5,222,026
Honeywell Aerospace, Inc.(a)	4,306	951,860
Leonardo SpA	8,453	453,499
Rheinmetall AG	366	414,473
Saab AB	9,331	484,765
Thales SA	1,870	480,616
		10,849,930
Aircraft Engine and Engine Parts Manufacturing - 1.8%
Honeywell International, Inc.	0.5	112
RTX Corp.	9,142	1,734,512
		1,734,624
Aircraft Manufacturing - 20.1%
AeroVironment, Inc.(a)	83,453	13,775,587
Aevex Corp. - Class A(a)	180,235	3,765,109
Boeing Co.(a)	5,350	1,158,114
Embraer SA - ADR	7,944	506,827
Textron, Inc.	5,616	515,156
		19,720,793
Asset Management - 0.6%
Majestic Dragon AeroTech Holdings Ltd.(a)	3,876,000	602,995
Commercial Support Services - 5.7%
Elsight Ltd.(a)	825,614	4,061,091
Terra Drone Corp.(a)	32,100	1,520,812
		5,581,903
Guided Missile and Space Vehicle Manufacturing - 0.8%
Lockheed Martin Corp.	1,565	797,305
Machinery - 2.0%
Liberaware Co. Ltd.(a)	224,500	1,447,630
MS INTERNATIONAL PLC	26,252	501,737
		1,949,367
Manufacturing - 12.2%
Ondas, Inc.(a)	1,458,528	12,018,271
Offices of Other Holding Companies - 3.6%
EHang Holdings Ltd. - ADR(a)	540,218	3,538,428
Other Aircraft Parts and Auxiliary Equipment Manufacturing - 0.5%
TransDigm Group, Inc.	376	500,847

	Shares	Value
Other Aluminum Rolling, Drawing, and Extruding - 0.7%
Howmet Aerospace, Inc.	2,691	$723,502
Other Electronic Component Manufacturing - 0.5%
Teledyne Technologies, Inc.(a)	792	528,185
Printed Circuit Assembly (Electronic Assembly) Manufacturing - 0.6%
Mercury Systems, Inc.(a)	4,377	535,438
Radio and Television Broadcasting and Wireless Communications Equipment Manufacturing - 4.8%
Kratos Defense & Security Solutions, Inc.(a)	9,551	476,213
Unusual Machines, Inc.(a)	191,808	4,277,318
		4,753,531
Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System and Instrument Manufacturing - 3.4%
Draganfly, Inc.(a)	354,441	1,921,070
Elbit Systems Ltd.	629	477,235
L3Harris Technologies, Inc.	1,652	480,055
Northrop Grumman Corp.	963	490,465
		3,368,825
Small Arms, Ordnance, and Ordnance Accessories Manufacturing - 0.6%
Axon Enterprise, Inc.(a)	1,121	628,444
Software - 2.1%
Swarmer, Inc.(a)	45,344	2,009,193
Software Publishers - 8.4%
Palantir Technologies, Inc. - Class A(a)	14,902	1,738,616
Red Cat Holdings, Inc.(a)	476,614	5,075,939
ZenaTech, Inc.(a)	941,658	1,412,487
		8,227,042
Technology Hardware - 14.9%
ACSL Ltd.(a)	145,200	1,536,650
Next Vision Stabilized Systems Ltd.	143,866	11,617,634
Parrot SA(a)	126,021	1,455,208
		14,609,492
Transportation & Logistics - 2.5%
Volatus Aerospace, Inc.(a)	5,605,691	2,489,223
Turbine and Turbine Generator Set Units Manufacturing - 2.7%
General Electric Co.	7,068	2,641,524

The accompanying notes are an integral part of these financial statements.

3

REX DRONE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Wholesale Trade - 0.5%
Amprius Technologies, Inc.(a)	34,362	$476,257
TOTAL COMMON STOCKS (Cost $117,258,054)		98,285,119
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.57%(b)	329,911	329,911
TOTAL MONEY MARKET FUNDS (Cost $329,911)		329,911
TOTAL INVESTMENTS - 100.3% (Cost $117,587,965)		$98,615,030
Liabilities in Excess of Other Assets - (0.3%)		(254,269)
TOTAL NET ASSETS - 100.0%		$98,360,761

Percentages are stated as a percentage of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

REX INCOMEMAX OPTION STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Construction - 4.6%
Sunrun, Inc.(a)(b)	133,400	$1,784,892
Finance and Insurance - 4.2%
Bitdeer Technologies Group(a)(b)	104,200	1,653,654
Information - 14.5%
Core Scientific, Inc.(a)(b)	66,200	1,694,058
Nebius Group NV(a)(b)	7,600	2,098,892
Tempus AI, Inc. - Class A(a)(b)	32,200	1,865,346
		5,658,296
Manufacturing - 62.6%(c)
Applied Materials, Inc.(b)	2,800	2,024,400
Corning, Inc.(b)	8,300	2,120,069
Enphase Energy, Inc.(a)(b)(d)	38,000	1,871,120
FuelCell Energy, Inc.(a)(b)	75,900	2,733,159
Hims & Hers Health, Inc.(a)(b)	52,600	1,823,642
Intel Corp.(a)(b)	14,000	1,954,820
Intuitive Machines, Inc.(a)(b)(d)	91,100	1,948,629
Lam Research Corp.(b)	4,700	2,036,651
Moderna, Inc.(a)(b)	27,100	1,897,813
Sandisk Corp.(a)(b)(d)	900	2,046,357
Space Exploration Technologies Corp. - Class A(a)(b)(d)	11,800	2,016,148
Vertiv Holdings Co. - Class A(b)	5,900	1,975,438
		24,448,246
Mining, Quarrying, and Oil and Gas Extraction - 4.5%
Hecla Mining Co.(b)	114,300	1,763,649
Professional, Scientific, and Technical Services - 4.1%
Cleanspark, Inc.(a)(b)(d)	110,900	1,613,595
TOTAL COMMON STOCKS (Cost $34,744,118)		36,922,332

	Notional Amount	Contracts
PURCHASED OPTIONS - 5.1%(a)
Call Options - 4.8%(b)(e)(f)
Applied Materials, Inc., Expiration: 07/02/2026; Exercise Price: $697.50	$2,024,400	28	134,372
Bitdeer Technologies Group, Expiration: 07/02/2026; Exercise Price: $20.00	1,653,654	1,042	10,420
Core Scientific, Inc., Expiration: 07/02/2026; Exercise Price: $29.50	1,694,058	662	1,324

	Notional Amount	Contracts	Value
Corning, Inc., Expiration: 07/02/2026; Exercise Price: $235.00	$2,120,069	83	$190,900
Dell Technologies, Inc., Expiration: 07/02/2026; Exercise Price: $440.00	3,969,432	92	62,100
Enphase Energy, Inc., Expiration: 07/02/2026; Exercise Price: $51.00	1,871,120	380	39,900
FuelCell Energy, Inc., Expiration: 07/02/2026; Exercise Price: $27.00	2,733,159	759	751,410
Hecla Mining Co., Expiration: 07/02/2026; Exercise Price: $16.50	1,763,649	1,143	8,001
Hims & Hers Health, Inc., Expiration: 07/02/2026; Exercise Price: $37.00	1,823,642	526	13,676
Intel Corp., Expiration: 07/02/2026; Exercise Price: $139.00	1,954,820	140	58,800
Intuitive Machines, Inc., Expiration: 07/02/2026; Exercise Price: $21.50	1,948,629	911	65,592
Lam Research Corp., Expiration: 07/02/2026; Exercise Price: $412.50	2,036,651	47	129,720
Moderna, Inc., Expiration: 07/02/2026; Exercise Price: $72.00	1,897,813	271	35,772
Nebius Group NV, Expiration: 07/02/2026; Exercise Price: $265.00	2,098,892	76	130,796
Space Exploration Technologies Corp., Expiration: 07/02/2026; Exercise Price: $165.00	2,016,148	118	92,040
Sunrun, Inc., Expiration: 07/02/2026; Exercise Price: $14.50	1,784,892	1,334	14,674
Tempus AI, Inc., Expiration: 07/02/2026; Exercise Price: $60.00	1,865,346	322	24,472
Vertiv Holdings Co., Expiration: 07/02/2026; Exercise Price: $322.50	1,975,438	59	91,450
Total Call Options			1,855,419
Put Options - 0.3%(b)(e)(f)
Applied Materials, Inc., Expiration: 07/02/2026; Exercise Price: $587.50	2,024,400	28	1,120
Bitdeer Technologies Group, Expiration: 07/02/2026; Exercise Price: $14.00	1,653,654	1,042	20,840

The accompanying notes are an integral part of these financial statements.

5

REX INCOMEMAX OPTION STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - (Continued)
Put Options - (Continued)
Cleanspark, Inc., Expiration: 07/02/2026; Exercise Price: $13.50	$3,227,190	2,218	$19,962
Core Scientific, Inc., Expiration: 07/02/2026; Exercise Price: $24.50	1,694,058	662	26,480
Corning, Inc., Expiration: 07/02/2026; Exercise Price: $200.00	2,120,069	83	664
Dell Technologies, Inc., Expiration: 07/02/2026; Exercise Price: $365.00	1,984,716	46	1,150
Enphase Energy, Inc., Expiration: 07/02/2026; Exercise Price: $42.50	1,871,120	380	3,800
FuelCell Energy, Inc., Expiration: 07/02/2026; Exercise Price: $20.00	2,733,159	759	3,795
Hecla Mining Co., Expiration: 07/02/2026; Exercise Price: $14.50	1,763,649	1,143	4,572
Hims & Hers Health, Inc., Expiration: 07/02/2026; Exercise Price: $31.00	1,823,642	526	6,312
Intel Corp., Expiration: 07/02/2026; Exercise Price: $117.00	1,954,820	140	1,680
Intuitive Machines, Inc., Expiration: 07/02/2026; Exercise Price: $17.50	1,948,629	911	4,555
Lam Research Corp., Expiration: 07/02/2026; Exercise Price: $352.50	2,036,651	47	752
Moderna, Inc., Expiration: 07/02/2026; Exercise Price: $60.00	1,897,813	271	2,710
Nebius Group NV, Expiration: 07/02/2026; Exercise Price: $210.00	2,098,892	76	2,964
Sandisk Corp., Expiration: 07/02/2026; Exercise Price: $1,850.00	4,092,714	18	7,380
Space Exploration Technologies Corp., Expiration: 07/02/2026; Exercise Price: $141.00	2,016,148	118	826
Sunrun, Inc., Expiration: 07/02/2026; Exercise Price: $12.50	1,784,892	1,334	14,674
Tempus AI, Inc., Expiration: 07/02/2026; Exercise Price: $52.00	1,865,346	322	2,254

	Notional Amount	Contracts	Value
Vertiv Holdings Co., Expiration: 07/02/2026; Exercise Price: $282.50	$1,975,438	59	$944
Total Put Options			127,434
TOTAL PURCHASED OPTIONS (Cost $1,142,669)			1,982,853
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.5%
First American Government Obligations Fund - Class X, 3.57%(g)		2,539,505	2,539,505
TOTAL MONEY MARKET FUNDS (Cost $2,539,505)			2,539,505
TOTAL INVESTMENTS - 106.1% (Cost $38,426,292)			$41,444,690
Liabilities in Excess of Other Assets - (6.1%)(h)			(2,366,475)
TOTAL NET ASSETS - 100.0%			$39,078,215

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2026 was $9,495,849.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(h)	Includes cash of $291,451 that is pledged as collateral for written options.
The accompanying notes are an integral part of these financial statements.

6

REX INCOMEMAX OPTION STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.9%)(i)(j)
Call Options - (9.3%)
Applied Materials, Inc., Expiration: 07/02/2026; Exercise Price: $642.50	$(2,024,400)	(28)	$(233,380)
Bitdeer Technologies Group, Expiration: 07/02/2026; Exercise Price: $17.00	(1,653,654)	(1,042)	(36,470)
Core Scientific, Inc., Expiration: 07/02/2026; Exercise Price: $27.00	(1,694,058)	(662)	(7,282)
Corning, Inc., Expiration: 07/02/2026; Exercise Price: $217.50	(2,120,069)	(83)	(332,000)
Dell Technologies, Inc., Expiration: 07/02/2026; Exercise Price: $392.50	(1,984,716)	(46)	(174,018)
Enphase Energy, Inc., Expiration: 07/02/2026; Exercise Price: $47.00	(1,871,120)	(380)	(124,260)
FuelCell Energy, Inc., Expiration: 07/02/2026; Exercise Price: $23.50	(2,733,159)	(759)	(1,035,276)
Hecla Mining Co., Expiration: 07/02/2026; Exercise Price: $15.50	(1,763,649)	(1,143)	(36,576)
Hims & Hers Health, Inc., Expiration: 07/02/2026; Exercise Price: $34.00	(1,823,642)	(526)	(69,958)
Intel Corp., Expiration: 07/02/2026; Exercise Price: $128.00	(1,954,820)	(140)	(183,400)
Intuitive Machines, Inc., Expiration: 07/02/2026; Exercise Price: $19.50	(1,948,629)	(911)	(203,153)
Lam Research Corp., Expiration: 07/02/2026; Exercise Price: $382.50	(2,036,651)	(47)	(204,967)
Moderna, Inc., Expiration: 07/02/2026; Exercise Price: $66.00	(1,897,813)	(271)	(128,996)
Nebius Group NV, Expiration: 07/02/2026; Exercise Price: $237.50	(2,098,892)	(76)	(323,000)
Space Exploration Technologies Corp., Expiration: 07/02/2026; Exercise Price: $152.50	(2,016,148)	(118)	(218,300)
Sunrun, Inc., Expiration: 07/02/2026; Exercise Price: $13.50	(1,784,892)	(1,334)	(46,690)
Tempus AI, Inc., Expiration: 07/02/2026; Exercise Price: $56.00	(1,865,346)	(322)	(112,056)
Vertiv Holdings Co., Expiration: 07/02/2026; Exercise Price: $302.50	(1,975,438)	(59)	(188,800)
Total Call Options			(3,658,582)
Put Options - (1.6%)
Bitdeer Technologies Group, Expiration: 07/02/2026; Exercise Price: $17.00	(1,653,654)	(1,042)	(205,274)
Cleanspark, Inc., Expiration: 07/02/2026; Exercise Price: $16.00	(1,613,595)	(1,109)	(158,587)
Core Scientific, Inc., Expiration: 07/02/2026; Exercise Price: $27.00	(1,694,058)	(662)	(133,062)
Hecla Mining Co., Expiration: 07/02/2026; Exercise Price: $15.50	(1,763,649)	(1,143)	(41,148)
Hims & Hers Health, Inc., Expiration: 07/02/2026; Exercise Price: $34.00	(1,823,642)	(526)	(46,288)
Sandisk Corp., Expiration: 07/02/2026; Exercise Price: $2,140.00	(2,046,357)	(9)	(30,330)
Total Put Options			(614,689)
TOTAL WRITTEN OPTIONS (Premiums received $2,138,405)			$(4,273,271)

Percentages are stated as a percentage of net assets.
(i)	100 shares per contract.
(j)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

7

REX NVDA GROWTH & INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.7%(a)
Call Options - 2.7%
Nvidia Corp., Expiration: 07/17/2026; Exercise Price: $204.65(b)(c)(d)	$131,399,103	6,567	$2,820,658
TOTAL PURCHASED OPTIONS (Cost $5,695,804)			2,820,658

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 103.5%
3.62%, 07/23/2026(e)(f)	$107,881,000	107,644,761
TOTAL U.S. TREASURY BILLS (Cost $107,644,018)		107,644,761
TOTAL INVESTMENTS - 106.2% (Cost $113,339,822)		$110,465,419
Liabilities in Excess of Other Assets - (6.2%)		(6,493,206)
TOTAL NET ASSETS - 100.0%		$103,972,213

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2026 was $107,644,761.
The accompanying notes are an integral part of these financial statements.

8

REX NVDA GROWTH & INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.2%)
Call Options - (0.8%)
Nvidia Corp.(g)(h)
Expiration: 07/02/2026; Exercise Price: $198.87	$(740,333)	(37)	$(10,624)
Expiration: 07/02/2026; Exercise Price: $199.65	(64,949,214)	(3,246)	(787,025)
Total Call Options			(797,649)
Put Options - (5.4%)
Nvidia Corp., Expiration: 07/17/2026; Exercise Price: $204.65(g)(h)	(131,399,103)	(6,567)	(5,664,694)
TOTAL WRITTEN OPTIONS (Premiums received $6,089,416)			$(6,462,343)

Percentages are stated as a percentage of net assets.
(g)	Exchange-traded.
(h)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

9

REX TSLA GROWTH & INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.6%(a)
Call Options - 9.6%
Tesla, Inc., Expiration: 07/17/2026; Exercise Price: $396.38(b)(c)(d)	$54,593,880	1,298	$4,047,086
TOTAL PURCHASED OPTIONS (Cost $2,667,935)			4,047,086

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 98.2%
3.63%, 07/23/2026(e)(f)	$41,304,000	41,213,553
TOTAL U.S. TREASURY BILLS (Cost $41,213,234)		41,213,553

	Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57%(g)	53,663	53,663
TOTAL MONEY MARKET FUNDS (Cost $53,663)		53,663
TOTAL INVESTMENTS - 107.9% (Cost $43,934,832)		$45,314,302
Liabilities in Excess of Other Assets - (7.9%)		(3,319,628)
TOTAL NET ASSETS - 100.0%		$41,994,674

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2026 was $41,213,553.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

REX TSLA GROWTH & INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.7%)
Call Options - (5.8%)
Tesla, Inc.(h)(i)
Expiration: 07/02/2026; Exercise Price: $382.62	$(26,876,340)	(639)	$(2,440,769)
Expiration: 07/02/2026; Exercise Price: $429.01	(420,600)	(10)	(3,790)
Total Call Options			(2,444,559)
Put Options - (1.9%)
Tesla, Inc., Expiration: 07/17/2026; Exercise Price: $396.38(h)(i)	(54,593,880)	(1,298)	(803,319)
TOTAL WRITTEN OPTIONS (Premiums received $2,802,114)			$(3,247,878)

Percentages are stated as a percentage of net assets.
(h)	Exchange-traded.
(i)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

11

REX WMT GROWTH & INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.6%(a)
Call Options - 3.6%
Walmart, Inc., Expiration: 09/18/2026; Exercise Price: $120.00(b)(c)(d)	$20,500,060	1,810	$582,820
TOTAL PURCHASED OPTIONS (Cost $933,994)			582,820

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 104.6%
3.60%, 09/01/2026(e)(f)	$17,215,000	17,107,311
TOTAL U.S. TREASURY BILLS (Cost $17,109,097)		17,107,311

	Shares
MONEY MARKET FUNDS - 2.5%
First American Government Obligations Fund - Class X, 3.57%(g)	402,691	402,691
TOTAL MONEY MARKET FUNDS (Cost $402,691)		402,691
TOTAL INVESTMENTS - 110.7% (Cost $18,445,782)		$18,092,822
Liabilities in Excess of Other Assets - (10.7%)		(1,744,054)
TOTAL NET ASSETS - 100.0%		$16,348,768

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2026 was $17,107,311.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

REX WMT GROWTH & INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.0%)
Call Options - (0.0%)(h)
Walmart, Inc., Expiration: 07/02/2026; Exercise Price: $118.00(i)(j)	$(10,250,030)	(905)	$(4,796)
Put Options - (10.0%)
Walmart, Inc., Expiration: 09/18/2026; Exercise Price: $120.00(i)(j)	(20,500,060)	(1,810)	(1,631,824)
TOTAL WRITTEN OPTIONS (Premiums received $1,419,894)			$(1,636,620)

Percentages are stated as a percentage of net assets.
(h)	Represents less than 0.05% of net assets.
(i)	Exchange-traded.
(j)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

13

THE LADDERED T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 97.2%
3.57%, 07/07/2026(a)	$2,968,000	$2,966,238
3.54%, 07/14/2026(a)	901,000	899,838
3.59%, 07/21/2026(a)	2,458,000	2,453,089
TOTAL U.S. TREASURY BILLS (Cost $6,319,199)		6,319,165

	Shares
MONEY MARKET FUNDS - 40.6%
First American Government Obligations Fund - Class X, 3.57%(b)(c)	2,639,200	2,639,200
TOTAL MONEY MARKET FUNDS (Cost $2,639,200)		2,639,200
TOTAL INVESTMENTS - 137.8% (Cost $8,958,399)		$8,958,365
Liabilities in Excess of Other Assets - (37.8%)		(2,457,494)
TOTAL NET ASSETS - 100.0%		$6,500,871

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percentage of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

14

REX ETF TRUST
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	REX Autocallable Income ETF	REX Drone ETF	REX IncomeMax Option Strategy ETF	REX NVDA Growth & Income ETF	REX TSLA Growth & Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$35,208,769	$98,615,030	$41,444,690	$110,465,419	$45,314,302
Investments in affiliated securities, at value	1,487,797	—	—	—	—
Unrealized appreciation on swap contracts	796,027	—	—	—	—
Receivable for fund shares sold	—	—	—	—	691,280
Dividends receivable	1,313	60	9,042	2,233	1,030
Receivable for investments sold	—	6,697,721	2,065,159	—	15,824
Dividend tax reclaims receivable	—	2,425	—	—	—
Cash	—	—	292,014	—	—
Foreign currency, at value	—	881	—	—	—
Deposit at broker for options contracts	—	—	115,224	994,372	410,903
Total assets	37,493,906	105,316,117	43,926,129	111,462,024	46,433,339
LIABILITIES:
Written options, at value	—	—	4,273,271	6,462,343	3,247,878
Payable to custodian	—	—	—	24,959	—
Unrealized depreciation on swap contracts	266,493	—	—	—	—
Payable to Adviser	18,112	57,989	39,904	84,372	33,434
Distributions payable	—	—	—	918,137	460,075
Payable for investments purchased	—	6,897,367	277,442	—	697,278
Other payables	—	—	257,297	—	—
Total liabilities	284,605	6,955,356	4,847,914	7,489,811	4,438,665
NET ASSETS	$ 37,209,301	$98,360,761	$39,078,215	$103,972,213	$41,994,674
Net Assets Consist of:
Paid-in capital	$37,390,616	$115,098,211	$51,126,931	$122,553,990	$59,983,883
Total accumulated losses	(181,315)	(16,737,450)	(12,048,716)	(18,581,777)	(17,989,209)
Total net assets	$ 37,209,301	$98,360,761	$39,078,215	$103,972,213	$41,994,674
Net assets	$37,209,301	$98,360,761	$39,078,215	$103,972,213	$41,994,674
Shares issued and outstanding (unlimited shares authorized)	1,500,000	4,390,000	3,375,000	4,370,000	2,430,000
Net asset value per share	$24.81	$22.41	$11.58	$23.79	$17.28
Cost:
Investments in unaffiliated securities, at cost	$35,213,669	$117,587,965	$38,426,292	$113,339,822	$43,934,832
Investments in affiliated securities, at cost	$1,489,251	$—	$—	$—	$—
Foreign currency, at cost	$—	$896	$—	$—	$—
Proceeds:
Written options premium received	$—	$—	$2,138,405	$6,089,416	$2,802,114

The accompanying notes are an integral part of these financial statements.

15

REX ETF TRUST
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	REX WMT Growth & Income ETF	The Laddered T-Bill ETF
ASSETS:
Investments, at value	$18,092,822	$8,958,365
Investment Receivable	15,000	—
Dividends receivable	535	775
Total assets	18,108,357	8,959,140
LIABILITIES:
Written options, at value	1,636,620	—
Distributions payable	103,674	4,411
Payable to Adviser	14,500	992
Due to broker	4,795	—
Investments Payable	—	2,452,866
Total liabilities	1,759,589	2,458,269
NET ASSETS	$ 16,348,768	$6,500,871
Net Assets Consist of:
Paid-in capital	$19,510,812	$6,504,243
Total accumulated losses	(3,162,044)	(3,372)
Total net assets	$ 16,348,768	$6,500,871
Net assets	$16,348,768	$6,500,871
Shares issued and outstanding (unlimited shares authorized)	740,000	260,000
Net asset value per share	$22.09	$25.00
Cost:
Investments, at cost	$18,445,782	$8,958,399
Proceeds:
Written options premium received	$1,419,894	$—

The accompanying notes are an integral part of these financial statements.

16

REX ETF TRUST
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	REX Autocallable Income ETF(a)	REX Drone ETF	REX IncomeMax Option Strategy ETF	REX NVDA Growth & Income ETF	REX TSLA Growth & Income ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$8,852	$—	$—	$—	$—
Dividend income from unaffiliated securities	2,648	104,611	46,695	10,921	6,721
Less: dividend withholding taxes	—	(13,045)	—	—	—
Less: issuance fees	—	(130)	—	—	—
Interest income	218,795	—	3,882	1,624,838	813,817
Other income	—	—	—	83	144
Total investment income	230,295	91,436	50,577	1,635,842	820,682
EXPENSES:
Investment advisory fee	46,496	242,048	142,232	428,898	210,969
Interest expense	—	—	9,243	606,461	317,055
Dividends expenses	—	193	—	—	—
Other expenses and fees	—	—	—	78	192
Total expenses	46,496	242,241	151,475	1,035,437	528,216
Fee waiver from Adviser	(5,655)	—	—	—	—
Net expenses	40,841	242,241	151,475	1,035,437	528,216
Net investment income/(loss)	189,454	(150,805)	(100,898)	600,405	292,466
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,247)	(6,913,520)	(33,295,225)	8,799,396	(9,626,170)
In-kind redemptions	—	9,631,695	—	—	—
Written options expired or closed	—	—	33,355,061	5,747,171	121,515
Securities sold short	—	—	(230,485)	—	—
Other investments	—	—	(1,008,826)	—	—
Foreign currency transactions	—	153	—	—	—
Net realized gain (loss)	(4,247)	2,718,328	(1,179,475)	14,546,567	(9,504,655)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(4,900)	(19,778,176)	3,359,440	(6,278,243)	3,872,861
Investments in affiliated securities	(1,454)	—	—	—	—
Written options	—	—	(2,226,906)	(2,924,634)	992,003
Swap contracts	529,534	—	—	—	—
Foreign currency translation	—	(700)	—	—	—
Net change in unrealized appreciation (depreciation)	523,180	(19,778,876)	1,132,534	(9,202,877)	4,864,864
Net realized and unrealized gain (loss)	518,933	(17,060,548)	(46,941)	5,343,690	(4,639,791)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 708,387	$(17,211,353)	$(147,839)	$5,944,095	$(4,347,325)

(a)	Inception date of the Fund was February 17, 2026.
The accompanying notes are an integral part of these financial statements.

17

REX ETF TRUST
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	REX WMT Growth & Income ETF	The Laddered T-Bill ETF(a)
INVESTMENT INCOME:
Dividend income	$1,884	$2,287
Interest income	154,360	63,239
Total investment income	156,244	65,526
EXPENSES:
Investment advisory fee	40,512	3,561
Interest expense	853	—
Other expenses and fees	200	—
Total expenses	41,565	3,561
Net investment income	114,679	61,965
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(903,417)	(86)
Written options expired or closed	(176,455)	—
Other investments	(11,437)	—
Net realized gain (loss)	(1,091,309)	(86)
Net change in unrealized appreciation (depreciation) on:
Investments	(323,784)	(34)
Written options	(218,927)	—
Net change in unrealized appreciation (depreciation)	(542,711)	(34)
Net realized and unrealized gain (loss)	(1,634,020)	(120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,519,341)	$61,845

(a)	Inception date of the Fund was January 20, 2026.
The accompanying notes are an integral part of these financial statements.

18

REX ETF TRUST
Statements of Changes in Net Assets

	REX Autocallable Income ETF	REX Drone ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$189,454	$(150,805)	$(7,113)
Net realized gain (loss)	(4,247)	2,718,328	418,825
Net change in unrealized appreciation (depreciation)	523,180	(19,778,876)	805,241
Net increase (decrease) in net assets from operations	708,387	(17,211,353)	1,216,953
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(160,947)	—	—
From return of capital	(728,755)	—	—
Total distributions to shareholders	(889,702)	—	—
CAPITAL TRANSACTIONS:
Shares sold	37,372,180	118,780,986	23,406,626
Shares redeemed	—	(25,436,838)	(2,395,613)
ETF transaction fees	18,436	—	—
Net increase (decrease) in net assets from capital transactions	37,390,616	93,344,148	21,011,013
Net increase (decrease) in net assets	37,209,301	76,132,795	22,227,966
NET ASSETS:
Beginning of the period	—	22,227,966	—
End of the period	$ 37,209,301	$98,360,761	$22,227,966
SHARES TRANSACTIONS
Shares sold	1,500,000	4,400,000	1,130,000
Shares redeemed	—	(1,030,000)	(110,000)
Total increase (decrease) in shares outstanding	1,500,000	3,370,000	1,020,000

(a)	Inception date of the Fund was February 17, 2026.
(b)	Inception date of the Fund was October 28, 2025.
The accompanying notes are an integral part of these financial statements.

19

REX ETF TRUST
Statements of Changes in Net Assets(Continued)

	REX IncomeMax Option Strategy ETF		REX NVDA Growth & Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(100,898)	$(15,420)	$600,405	$399,014
Net realized gain (loss)	(1,179,475)	(3,239,979)	14,546,567	(916,395)
Net change in unrealized appreciation (depreciation)	1,132,534	(249,002)	(9,202,877)	5,955,547
Net increase (decrease) in net assets from operations	(147,839)	(3,504,401)	5,944,095	5,438,166
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(112,071)	(32,976)	(608,349)	(8,373,982)
From return of capital	(8,251,429)	(922,399)	(20,981,707)	(2,180,178)
Total distributions to shareholders	(8,363,500)	(955,375)	(21,590,056)	(10,554,160)
CAPITAL TRANSACTIONS:
Shares sold	41,382,067	12,935,458	52,964,576	83,925,102
Shares redeemed	(2,268,195)	—	(9,956,014)	(2,199,496)
Net increase (decrease) in net assets from capital transactions	39,113,872	12,935,458	43,008,562	81,725,606
Net increase (decrease) in net assets	30,602,533	8,475,682	27,362,601	76,609,612
NET ASSETS:
Beginning of the period	8,475,682	—	76,609,612	—
End of the period	$ 39,078,215	$8,475,682	$103,972,213	$76,609,612
SHARES TRANSACTIONS
Shares sold	2,950,000	600,000	2,020,000	2,790,000
Shares redeemed	(175,000)	—	(370,000)	(70,000)
Total increase (decrease) in shares outstanding	2,775,000	600,000	1,650,000	2,720,000

(a)	Inception date of the Fund was October 30, 2025.
(b)	Inception date of the Fund was May 27, 2025.
The accompanying notes are an integral part of these financial statements.

20

REX ETF TRUST
Statements of Changes in Net Assets(Continued)

	REX TSLA Growth & Income ETF		REX WMT Growth & Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$292,466	$150,677	$114,679	$3,921
Net realized gain (loss)	(9,504,655)	8,060,580	(1,091,309)	144,439
Net change in unrealized appreciation (depreciation)	4,864,864	(3,931,158)	(542,711)	(26,975)
Net increase (decrease) in net assets from operations	(4,347,325)	4,280,099	(1,519,341)	121,385
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(295,265)	(5,462,069)	(116,518)	(46,620)
From return of capital	(12,164,649)	—	(1,600,950)	—
Total distributions to shareholders	(12,459,914)	(5,462,069)	(1,717,468)	(46,620)
CAPITAL TRANSACTIONS:
Shares sold	19,689,689	42,864,266	18,624,622	1,795,342
Shares redeemed	(2,083,326)	(486,746)	(909,152)	—
Net increase (decrease) in net assets from capital transactions	17,606,363	42,377,520	17,715,470	1,795,342
Net increase (decrease) in net assets	799,124	41,195,550	14,478,661	1,870,107
NET ASSETS:
Beginning of the period	41,195,550	—	1,870,107	—
End of the period	$41,994,674	$41,195,550	$16,348,768	$1,870,107
SHARES TRANSACTIONS
Shares sold	920,000	1,640,000	710,000	70,000
Shares redeemed	(110,000)	(20,000)	(40,000)	—
Total increase (decrease) in shares outstanding	810,000	1,620,000	670,000	70,000

(a)	Inception date of the Fund was June 3, 2025.
(b)	Inception date of the Fund was November 3, 2025.
The accompanying notes are an integral part of these financial statements.

21

REX ETF TRUST
Statements of Changes in Net Assets(Continued)

The Laddered T-Bill ETF
Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$61,965
Net realized gain (loss)	(86)
Net change in unrealized appreciation (depreciation)	(34)
Net increase (decrease) in net assets from operations	61,845
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(62,816)
From return of capital	(2,401)
Total distributions to shareholders	(65,217)
CAPITAL TRANSACTIONS:
Shares sold	7,254,626
Shares redeemed	(750,383)
Net increase (decrease) in net assets from capital transactions	6,504,243
Net increase (decrease) in net assets	6,500,871
NET ASSETS:
Beginning of the period	—
End of the period	$ 6,500,871
SHARES TRANSACTIONS
Shares sold	290,000
Shares redeemed	(30,000)
Total increase (decrease) in shares outstanding	260,000

(a)	Inception date of the Fund was January 20, 2026.
The accompanying notes are an integral part of these financial statements.

22

REX Autocallable Income ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27
Net realized and unrealized gain (loss) on investments(c)	0.64
Total from investment operations	0.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)
Return of capital	(0.94)
Total distributions	(1.13)
ETF transaction fees per share	0.03
Net asset value, end of period	$24.81
Total return(d)	3.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,209
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	0.74%
After expense waiver/recoupment(e)(f)	0.65%
Ratio of net investment income (loss) to average net assets(e)(f)	3.02%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was February 17, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

REX Drone ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.79	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	0.67	(3.19)
Total from investment operations	0.62	(3.21)
Net asset value, end of period	$22.41	$21.79
Total return(d)	2.82%	−12.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$98,361	$22,228
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of dividends, interest and borrowing expense to average net assets(e)	—%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	(0.40)%	(0.47)%
Portfolio turnover rate(d)(g)	39%	31%

(a)	Inception date of the Fund was October 28, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

REX IncomeMax Option Strategy ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$14.13	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	2.46	(8.72)
Total from investment operations	2.40	(8.76)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.07)
Return of capital	(4.88)	(2.04)
Total distributions	(4.95)	(2.11)
Net asset value, end of period	$11.58	$14.13
Total return(d)	17.59%	−35.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,078	$8,476
Ratio of expenses to average net assets(e)	1.33%	1.69%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.08%	0.44%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(e)	(0.88)%	(1.23)%
Portfolio turnover rate(d)(f)	2,815%	1,253%

(a)	Inception date of the Fund was October 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

REX NVDA Growth & Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.17	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.35
Net realized and unrealized gain (loss) on investments(c)	1.83	10.82
Total from investment operations	2.01	11.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(6.36)
Return of capital	(6.21)	(1.66)
Total distributions	(6.39)	(8.02)
Net asset value, end of period	$23.79	$28.17
Total return(d)	7.74%	47.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103,972	$76,610
Ratio of expenses to average net assets(e)	2.39%	2.02%
Ratio of dividends, interest and borrowing expense to average net assets(e)	1.40%	1.03%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.39%	1.97%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was May 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

REX TSLA Growth & Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.43	$25.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.27
Net realized and unrealized gain (loss) on investments(c)	(2.47)	8.12
Total from investment operations	(2.33)	8.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(8.00)
Return of capital	(5.68)	—
Total distributions	(5.82)	(8.00)
Net asset value, end of period	$17.28	$25.43
Total return(d)	−9.04%	38.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,995	$41,196
Ratio of expenses to average net assets(e)	2.48%	2.15%
Ratio of dividends, interest and borrowing expense to average net assets(e)	1.49%	1.16%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.37%	1.77%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was June 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

REX WMT Growth & Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.09
Net realized and unrealized gain (loss) on investments(c)	(0.28)	2.53
Total from investment operations	0.08	2.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.90)
Return of capital	(4.39)	—
Total distributions	(4.71)	(0.90)
Net asset value, end of period	$22.09	$26.72
Total return(d)	−1.11%	10.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,349	$1,870
Ratio of expenses to average net assets(e)	1.02%	1.44%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.03%	0.45%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.80%	2.13%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

The Laddered T-Bill ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.38
Net realized and unrealized gain (loss) on investments(c)	(0.01)
Total from investment operations	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)
Return of capital	(0.01)
Total distributions	(0.37)
Net asset value, end of period	$25.00
Total return(d)	1.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,501
Ratio of expenses to average net assets(e)	0.20%
Ratio of net investment income (loss) to average net assets(e)	3.48%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was January 20, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The REX ETFs (defined below) (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of REX ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on October 24, 2024. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). REX Advisers, LLC (“REX” or the “Adviser”) serves as the investment adviser to the Funds. Vident Asset Management (“Vident” or the “Sub-Adviser A”), serves as investment sub-adviser to the DRNZ ETF, NVII ETF, and TSII ETF, and Tuttle Asset Management (“Tuttle” or the “Sub-Adviser B”), serves as investment sub-adviser to the TLDR ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
REX Drone ETF (the “DRNZ ETF”)	October 28, 2025
REX IncomeMax™ Option Strategy ETF (the “ULTI ETF”)	October 30, 2025
REX NVDA Growth & Income ETF (the “NVII ETF”)	May 27, 2025
REX TSLA Growth & Income ETF (the “TSII ETF”)	June 3, 2025
REX WMT Growth & Income ETF (the “WMTI ETF”)	November 3, 2025
The Laddered T-Bill ETF (the “TLDR ETF”)	January 20, 2026
REX Autocallable Income ETF (the “ATCL ETF”)	February 17, 2026

The investment objective for each Fund is to pay weekly distributions, except for the ATCL ETF, DRNZ ETF, ULTI ETF and TLDR ETF.
The ATCL ETF’s investment objective is to seek high monthly income while providing reduced downside risk through exposure to the Bloomberg US Large Cap VolMax Autocallable Index (the “Autocallable Index”).
The DRNZ ETF’s investment objective is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the VettaFi Drone IndexSM (the “DRNZ Index”).
The TLDR ETF’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity.
The ULTI ETF’s investment objective is to seek current income.
The ULTI ETF’s secondary investment objective is to seek exposure to the share price of select U.S.-listed securities, subject to a limit on potential investment gains.
The NVII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Nvidia Corporation.
The TSII ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Tesla, Inc.
The WMTI ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Walmart Inc.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Securities that are listed on an exchange and that are not traded on the valuation date are valued at the last quoted bid price. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing source each day that the Funds are open for business.

30

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in
Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
Options Contracts. Options are generally valued at either the last quoted sales price at the time the valuation is made or, if an option is not traded on the day of valuation, the mean of the last quoted bid and ask prices. Exchange-listed options are valued at the prices reported on the option’s primary exchange, which is determined in accordance with the procedures contained in the Trust’s Internal Pricing Procedures. Additional details regarding option pricing are contained in the Trust’s Internal Pricing Procedures. The following procedures will be used each day to determine whether the closing option quotations are reflective of the option contract values as of the stock market close. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close (as described above), each of the option contracts held by the Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to timestamped quotes obtained from Bloomberg. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.
Swap Contracts. Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying benchmark that the contract is tracking.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

31

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026:
REX Autocallable Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,487,797	$—	$—	$1,487,797
U.S. Treasury Bills	—	35,181,535	—	35,181,535
Money Market Funds	27,234	—	—	27,234
Total Investments	$1,515,031	$35,181,535	$—	$36,696,566
Other Financial Instruments:
Total Return Swaps*	$—	$529,534	$—	$529,534
Total Other Financial Instruments	$—	$529,534	$—	$529,534

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
REX Drone ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$98,285,119	$—	$—	$98,285,119
Money Market Funds	329,911	—	—	329,911
Total Investments	$98,615,030	$—	$—	$98,615,030

Refer to the Schedule of Investments for further disaggregation of investment categories.
REX IncomeMax Option Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$36,922,332	$—	$—	$36,922,332
Purchased Options	1,900,791	82,062	—	1,982,853
Money Market Funds	2,539,505	—	—	2,539,505
Total Investments	$41,362,628	$82,062	$—	$41,444,690
Liabilities:
Investments:
Written Options	$(4,273,271)	$—	$—	$(4,273,271)
Total Investments	$(4,273,271)	$—	$—	$(4,273,271)

Refer to the Schedule of Investments for further disaggregation of investment categories.

32

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
REX NVDA Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,820,658	$—	$2,820,658
U.S. Treasury Bills	—	107,644,761	—	107,644,761
Total Investments	$—	$110,465,419	$—	$110,465,419
Liabilities:
Investments:
Written Options	$—	$(6,462,343)	$—	$(6,462,343)
Total Investments	$—	$(6,462,343)	$—	$(6,462,343)

Refer to the Schedule of Investments for further disaggregation of investment categories.
REX TSLA Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,047,086	$—	$4,047,086
U.S. Treasury Bills	—	41,213,553	—	41,213,553
Money Market Funds	53,663	—	—	53,663
Total Investments	$53,663	$45,260,639	$—	$45,314,302
Liabilities:
Investments:
Written Options	$—	$(3,247,878)	$—	$(3,247,878)
Total Investments	$—	$(3,247,878)	$—	$(3,247,878)

Refer to the Schedule of Investments for further disaggregation of investment categories.
REX WMT Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$582,820	$—	$—	$582,820
U.S. Treasury Bills	—	17,107,311	—	17,107,311
Money Market Funds	402,691	—	—	402,691
Total Investments	$985,511	$17,107,311	$—	$18,092,822
Liabilities:
Investments:
Written Options	$—	$(1,636,620)	$—	$(1,636,620)
Total Investments	$—	$(1,636,620)	$—	$(1,636,620)

Refer to the Schedule of Investments for further disaggregation of investment categories.

33

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Laddered T-Bill ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$6,319,165	$—	$6,319,165
Money Market Funds	2,639,200	—	—	2,639,200
Total Investments	$2,639,200	$6,319,165	$—	$8,958,365

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Derivatives Instruments. Each Fund, except the DRNZ ETF, ATCL ETF and TLDR ETF will buy and write (sell) options on securities, indexes and other assets for the purpose of realizing their investment objectives. By buying a call option, each Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option each Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, each Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, each Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, each Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for each Fund to write call options on assets held by each Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.
If each Fund that writes an option wishes to terminate the Funds’ obligation, each Fund may effect a “closing purchase transaction.” Each Fund accomplishes this by buying an option of the same series as the option previously written by each Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, each Fund which is the holder of an option may liquidate their position by effecting a “closing sale transaction.” Each Fund accomplishes this by selling an option of the same series as the option previously purchased by the Funds. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Funds if the premium, plus commission costs, paid by the Funds to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by each Fund on the sale of the call or the put option. Each Fund also will realize a gain if a call or put option which each Fund has written lapses unexercised, because each Fund would retain the premium.

34

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Funds. If an options market were to become unavailable, the Funds would be unable to realize their profits or limit their losses until the Funds could exercise options they hold, and each Fund would remain obligated until options they wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii)restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv)unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Securities self-regulatory organizations (e.g., the exchanges and the Financial Industry Regulatory Authority(“FINRA”) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Funds may buy or sell. While each Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Funds transact in options, it is required to agree in writing to be bound by relevant position limits.
FLEX Options. The Funds, except the DRNZ ETF, ATCL ETF and TLDR ETF, will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.
Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Funds may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of each Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Funds’ Shares and result in the Funds being unable to achieve their investment objective. Less liquidity in the trading of each Fund’s FLEX Options could have an impact on the prices paid or received by the Funds for the FLEX Options in connection with creations and redemptions of each Fund’s Shares. Depending on the nature of this impact to pricing, the Funds may be forced to pay more for redemptions (or receive less for creations) than the price at which they currently value the FLEX Options. Such overpayment or under collection could reduce each Fund’s ability to achieve their investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.
Swap Agreements. The Funds, except the DRNZ ETF, may also enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group

35

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
of securities. The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, each Fund’s counterparty will agree to pay a Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. Each Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount. As a result, the swap has a similar economic effect as if the Funds were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Funds on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Funds on the notional amount. However, unlike cash investments in the underlying assets, the Funds will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.
The total return swap contracts in the Rex Autocallable Income ETF are subject to master netting agreements, which are agreements between the Fund and it’s counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.
The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of June 30, 2026:

Rex Autocallable Income ETF	Derivative Assets*	Derivative Liabilities**	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)***	Net Amount
Total Return Swap Contracts
RBC Capital Markets	$796,027	$(266,493)	$529,534	$ —	$529,534

*	Statement of Assets and Liabilities location: Unrealized appreciation for swap contracts.
**	Statement of Assets and Liabilities location: Unrealized deprecation for swap contracts.
***	The actual collateral pledged (received) may be more than the amounts shown.
By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.
Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

36

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For the period ended June 30, 2026, each Fund’s monthly average notional amounts are described below:

Fund:	Average Notional Amount
	Purchased Options	Written Options	Total Return Swaps
DRNZ ETF	$—	$—	$—
ULTI ETF	99,564,004	(81,828,587)	—
NVII ETF	111,574,293	(169,630,405)	—
TSII ETF	54,603,928	(80,923,759)	—
WMTI ETF	10,225,442	(17,646,777)	—
TLDR ETF	—	—	—
ATCL ETF	—	—	16,552,868

Statements of Assets and Liabilities
Fair value of derivative instruments as of June 30, 2026:

Fund:	Assets Derivatives		Liability Derivatives
	Instrument:	Balance Sheet	Instrument:	Balance Sheet
	Investments, at value or Unrealized appreciation on swap contracts		Written options contracts or Unrealized depreciation on swap contracts
DRNZ ETF	Purchased Options	$—	Written options	$—
ULTI ETF	Purchased Options	1,982,853	Written options	(4,273,271)
NVII ETF	Purchased Options	2,820,658	Written options	(6,462,343)
TSII ETF	Purchased Options	4,047,086	Written options	(3,247,878)
WMTI ETF	Purchased Options	582,820	Written options	(1,636,620)
TLDR ETF	Purchased Options	—	Written options	—
ATCL ETF	Total Return Swaps	796,027	Total Return Swaps	(266,493)

Statements of Operations
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026:

	Realized		Change in Unrealized
Fund:	Instrument:	Location: Net realized gain (loss) from: Investments and Swap contracts	Instrument:	Location: Net change in unrealized appreciation (depreciation) on Investments and Swap contracts
DRNZ ETF	Purchased Options*	$—	Purchased Options**	$—
ULTI ETF	Purchased Options*	(20,553,950)	Purchased Options**	955,930
NVII ETF	Purchased Options*	8,799,880	Purchased Options**	(6,269,458)
TSII ETF	Purchased Options*	(9,625,570)	Purchased Options**	3,878,315
WMTI ETF	Purchased Options*	(902,282)	Purchased Options**	(321,738)
TLDR ETF	Purchased Options*	—	Purchased Options**	—
ATCL ETF	Total Return Swaps	—	Total Return Swaps	529,534

37

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Realized		Change in Unrealized
Fund:	Instrument:	Location: Net realized gain (loss) from: Written options expired or closed	Instrument:	Location: Net change in unrealized appreciation (depreciation) on Written Options
DRNZ ETF	Written Options	$—	Written Options	$—
ULTI ETF	Written Options	33,355,061	Written Options	(2,226,906)
NVII ETF	Written Options	5,747,171	Written Options	(2,924,634)
TSII ETF	Written Options	121,515	Written Options	992,003
WMTI ETF	Written Options	(176,455)	Written Options	(218,927)
TLDR ETF	Written Options	—	Written Options	—

*	Amount is included in realized gain/(loss) on investments on the Statements of Operations.
**	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use a Fund’s fiscal year). Each Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. Each Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.
As of June 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the State of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. These are included in interest income. Other non-cash dividends are recognized as investment income at the fair value of the property received, and a reallocation basis may be applied to adjust the shareholder’s cost basis to reflect the impact of the non-cash distribution.

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates, including the recognition of potential tax reclaims where the Funds believe they are entitled to recover such amounts.
E.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The DRNZ ETF does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The DRNZ ETF reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the DRNZ ETF’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for each Fund are declared and paid weekly, except for the ULTI ETF, which is declared and paid at least weekly, ATCL ETF, which is declared and paid monthly, and DRNZ ETF, which is declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca Inc. (“NYSE”) is closed for trading.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

J.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds may not acquire any “illiquid investment” if, immediately after the acquisition, the Funds would have invested more than 15% of their net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-

39

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Funds would reasonably anticipate trading, is reasonably expected to significantly affect their liquidity, and if so, each Fund must take this determination into account when classifying the liquidity of that investment or asset class.
K.
Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.
Segment Reporting. In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Portfolio Manager, which serves as the Chief Operating Decision Maker (“CODM”). The Portfolio Manager is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Portfolio Manager evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
NOTE 3 – PRINCIPAL INVESTMENT RISKS
INDEX RISK (ATCL ETF). The Autocallable Index utilizes a volatility-targeting approach, which may not function as intended under all market conditions. For example, the Autocallable Index may decrease its equity exposure during periods that later experience strong equity returns, thereby limiting upside participation. Reliance on implied volatility, rather than realized volatility, may result in inaccurate forecasts of future market fluctuations. Additionally, the Autocallable Index Index’s rebalancing schedule may not be sufficiently responsive to sudden market shifts.
AUTOCALLABLE CONTRACTS RISK (ATCL ETF). Autocallable Contracts differ in several respects from traditional debt securities. Autocallable Contracts do not guarantee the return of principal or the payment of coupons and limit the potential positive return that may be achieved due to the automatic call feature. This feature is triggered when the performance of the Autocallable Index meets or exceeds the Autocallable Barrier on a predetermined Observation Date following a one-year Non-Callable Period.
A direct investment in an underlying asset may produce higher returns than a corresponding investment in an Autocallable Contract. If the automatic call feature is triggered, the applicable coupon payment for that Observation Date will be made, all remaining coupon payments will be cancelled, and the Autocallable Contract will terminate. Consequently, the Fund will not benefit from any appreciation in the Autocallable Index beyond the Autocallable Barrier after the Observation Date on which the Autocallable Contract is autocalled, if applicable.

40

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
If the automatic call feature is not triggered and the value of the Autocallable Index is below the Risk Barrier at maturity, the Fund will incur a loss of principal equal to the negative performance of the Autocallable Index over the life of the Autocallable Contract. Coupon payments are contingent and will be made only if the Autocallable Index is at or above the Coupon Barrier on the applicable Observation Date.
Because the Autocallable Contracts are linked to the Autocallable Index, the Fund is exposed to the market risk of the underlying assets. As a result, the Fund may receive no return and may lose a portion or all of its investment in the Autocallable Contracts, even if the performance of one or more underlying assets exceeds its initial value. The Fund may generate significantly lower income and returns during periods of market weakness affecting the Autocallable Index.
Once an Autocallable Contract is included in the Autocallable Index, its terms generally cannot be modified, and the payout process is determined solely by the performance of the Autocallable Index on the predetermined Observation Dates.
ASIA RISK (DRNZ ETF). The Fund’s investments may include securities issued by companies in Asia, which exposes it to risks unique to the region. While many Asian economies have seen significant growth and industrialization, there is no certainty that these trends will persist. Trade plays a central role in several Asian economies, making them sensitive to shifts in global and regional economic conditions. Disputes over trade or policy with major partners can have negative repercussions for these markets. Market activity in Asia is often concentrated among a limited number of issuers and industries, and investor and intermediary participation is similarly concentrated. Some Asian countries have a history of, and may continue to face, asset expropriation, nationalization, punitive taxation, currency controls, political and social instability, and even armed conflict, often driven by religious, ethnic, socio-economic, or political factors. Notably, any escalation of tensions or conflict involving North Korea could have a pronounced adverse impact on the region’s economies. In addition, governments in certain Asian countries maintain considerable control over the private sector, sometimes owning or directing major corporations. As a result, government decisions can significantly affect both the issuers in which the Fund invests and the broader economic environment.
AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Funds’ Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
CONCENTRATION RISK. The Funds will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent the Funds have significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of each Fund’s investments more than if the Funds were more broadly diversified. A significant exposure makes the Funds more susceptible to any single occurrence and may subject the Funds to greater market risk than a fund that is more broadly diversified.
ACTIVE MANAGEMENT RISK (Except the DRNZ ETF and ATCL ETF). The Funds are actively-managed and their performance reflects investment decisions that the Adviser makes for the Funds. In managing each Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about each Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Funds fail to produce the intended results, the Funds could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
CASH TRANSACTIONS RISK (Except the DRNZ ETF and TLDR ETF). The Funds currently expects to effect a significant portion of their creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Funds to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Funds to sell a security and recognize a capital gain or loss that might not have been incurred if it had made

41

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
a redemption in-kind. As a result, the Funds may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause each Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to each Fund’s NAV. Furthermore, the Funds may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine each Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, each Fund’s performance could be negatively impacted.
NVIDIA CORPORATION INVESTING RISKS (NVII ETF). As of the date of the NVII ETF’s prospectus, in addition to the risks associated with companies in the semiconductors & semiconductor equipment industry and information technology sector, NVDA faces risks associated with: failure to meet the evolving needs of its large markets– gaming, datacenter, professional visualization and automotive – and identifying new products, services and technologies; competition; changes in customer demand; supply chain issues; manufacturing delays; potential significant mismatches between supply and demand giving rise to product shortages or excessive inventory; the dependence on third-parties and their technology to manufacture, assemble, test, or package its products which reduces control over product quantity and quality, manufacturing yields, development, enhancement and product delivery schedules; significant product defects; international sales and operations, including adverse economic conditions; impacts from climate change, including water and energy availability; inability to realize the potential benefits from business investments and acquisitions; concentration of revenue from a limited number of partners, distributors and customers; the ability to attract, retain and motivate executives and key employees; system security and data protection breaches, including cyber-attacks; business disruptions; the proper function of its business processes and information systems; fluctuations in operating results; increased scrutiny from shareholders and regulators regarding its environmental, social and governance responsibilities could result in increased operating expenses or adversely impact its reputation or ability to attract customers or suppliers; issues related to the responsible use of artificial intelligence (AI); ability to protect its intellectual property; everchanging and increasingly stringent data privacy and security laws and regulations; as well as other regulatory, tax related and legal issues, including the changing regulations regarding AI.
TESLA, INC. INVESTING RISKS (TSII ETF). As of the date of the TSII ETF’s prospectus, in addition to the risks associated with companies operating in the automotive industry and consumer discretionary sector, TSLA faces risks associated with: potential delays in launching and scaling production of products and features; suppliers may be unable to deliver components according to schedule or at acceptable prices or volumes; projected construction timelines maybe hard to predict; growing global sales, delivery and installation capabilities as well as increasing the global vehicle charging network may be difficult; maintaining and growing access to battery cells may be difficult; the future demand for electric vehicles is unpredictable; competition is increasing from a growing list of established and new competitors; issues with manufacturing lithium-ion cells or other components for its electric vehicles; the ability to maintain and expand international operations; products or features may contain defects or take longer than expect to be fully functional; product liability claims; maintaining public credibility and confidence for the long term, including the management of recalls and warranties; the potential for difficulties with growing or maintaining the various offered financing programs; managing ongoing obligations with the Research Foundation for the State University of New York relating to the Gigafactory New York; the ability to attract, hire and retain key employees or qualified personnel; being highly dependent on the services of Elon Musk, its Chief Executive Officer; system security and data protection breaches, including cyber-attacks; the potential for union activities to cause disruptions; as well as other operational, regulatory, tax related and legal issues. Additionally, communications by Mr. Musk to the public may significantly impact the trading price of TSLA’s common stock.
WALMART INC. INVESTING RISKS (WMTI ETF). As of the date of the WMTI ETF’s prospectus, WMT faces risks associated with companies in the distribution & retail industry, as well as those related to: issuer-specific attributes that may cause an investment held by the Fund to be more volatile than the market generally; the ability to effectively manage inventory and supply chain operations, which could impact financial performance; challenges in maintaining competitive pricing and customer loyalty amidst intense competition; the need to develop and sustain satisfactory relationships with suppliers and logistics partners to ensure product availability and cost efficiency; risks associated with maintaining store and online sales growth in a rapidly evolving retail environment; exposure to routine legal actions and investigations that could affect reputation and financial stability; difficulties in managing strategic partnerships and expanding into new markets; potential impacts from economic downturns and shifts in consumer

42

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
spending patterns; the ability to attract and retain key personnel essential for business operations; navigating highly regulated business activities and compliance with changing regulations, particularly in labor and environmental standards; reliance on technological infrastructure to support e-commerce and data analytics, with risks related to cybersecurity threats and data privacy; and additional risks related to financing, litigation, taxes, insurance, and accounting issues. These factors contribute to the volatility and performance of WMT relative to the market as a whole.
UNDERLYING SECURITY PERFORMANCE RISK (Except the DRNZ ETF, ULTI ETF & ATCL ETF). The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.
UNDERLYING SECURITY TRADING RISK (Except the DRNZ ETF, ULTI ETF & ATCL ETF). The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Funds may be impacted, either temporarily or indefinitely. There can be no assurance that the Funds will meet their stated objectives. Before you invest, you should consider the following supplemental disclosures pertaining to the Principal Risks set forth above as well as additional risks set forth in the Funds’ Prospectus. The significance of each risk factor may change over time and you should review each risk factor carefully. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Principal Risks.”
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser is the investment adviser for each Fund. Under the investment management agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Management Agreement”), the Adviser is responsible for the day-to-day management of each Fund’s investments. The Adviser also: (i) furnishes each Fund with office space and certain administrative services, and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board.

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REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For its services, the Adviser is entitled to receive an annual management fee (“Investment Advisory Fee”), which is calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, at the rate specified in the table below:

Fund:	Investment Advisory Fee
ATCL ETF*	0.74%
DRNZ ETF	0.65%
ULTI ETF	1.25%
NVII ETF	0.99%
TSII ETF	0.99%
WMTI ETF	0.99%
TLDR ETF	0.20%

*
The Rex Autocallable Income ETF has entered into an expense limitation agreement under which the Advisor has agreed to waive, through February 12, 2027, it’s advisory fee to the extent necessary to ensure the Fund’s new annual operating expenses do not exceed 0.65%

Under the Investment Management Agreement, the Adviser has agreed, at its own expense and without reimbursement from each Fund, to pay all expenses of each Fund, excluding the fee payment under this Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
The Sub-Adviser A and the Sub-Adviser B were formed in 2016 and 2012. They provide investment advisory services to the Funds. For their services, the Sub-Adviser A and the Sub-Adviser B are entitled to a fee. The Adviser pays these fees monthly.
Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
Each Fund does not currently pay 12b-1 fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), serves as the Funds’ transfer agent, administrator and fund accountant.
Pursuant to a fund administration servicing agreement, transfer agent servicing agreement and fund accounting servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of each Fund’s Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on a Fund’s average daily net assets, subject to a minimum annual fee. USBGFS is also entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

44

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, serves as the custodian of the Funds’ assets. U.S. Bank holds and administers the assets in a Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. U.S. Bank also is entitled to certain out-of-pocket expenses.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, options contracts, U.S. government securities, and in-kind transactions were as follows:

Fund:	Purchases	Sales
DRNZ ETF	$28,661,370	$28,278,805
ULTI ETF	658,545,984	605,948,817
NVII ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—
TLDR ETF	—	—
ATCL ETF	1,489,251	—

For the period ended June 30, 2026, there were no purchases or sales of long-term U.S. government securities.
For the period ended June 30, 2026, the in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund:	Purchases	Sales
DRNZ ETF	$120,793,779	$28,032,286
ULTI ETF	—	—
NVII ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—
TLDR ETF	6,897,881	724,719
ATCL ETF	—	—

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended June 30, 2026. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end.

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REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The tax character of distributions paid during the period ended June 30. 2026, were estimated as follows:

Fund:	Distributions Paid from:	Period Ended June 30, 2026 (Estimated)	Fiscal Period Ended December 31, 2025
DRNZ ETF	Ordinary Income	$—	$—
	Return of Capital	—	—
ULTI ETF	Ordinary Income	509,821	32,976
	Return of Capital	7,853,679	922,399
NVII ETF	Ordinary Income	608,349	8,373,982
	Return of Capital	20,981,707	2,180,178
TSII ETF	Ordinary Income	295,265	5,462,069
	Return of Capital	12,164,649	—
WMTI ETF	Ordinary Income	116,518	46,620
	Return of Capital	1,600,950	—
TLDR ETF	Ordinary Income	62,816	—
	Return of Capital	2,401	—
ATCL ETF	Ordinary Income	151,460	—
	Return of Capital	738,242	—

As of the period ended December 31, 2025, the following Funds had long-term and short-term capital loss carryovers, which do not expire.

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
DRNZ ETF	$—	$301,146
ULTI ETF	—	2,731,628
NVII ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and net operating losses. For the fiscal year ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
DRNZ ETF	$(743,050)	$743,050
ULTI ETF	—	—
NVII ETF	—	—
TSII ETF	—	—
WMTI ETF	—	—

NOTE 7 – SHARES TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”) and the NASDAQ (the “Exchanges”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in cash except for the DRNZ ETF and TLDR ETF. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are

46

REX ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Through evaluation, management has found no implications of these changes on the financial statements.
NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

47

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not Applicable.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Board Considerations for Approval of Advisory Agreement

REX Autocallable Income ETF

The Laddered T-Bill ETF

(each, a “Fund”)

At a meeting held on November 25, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of REX ETF Trust (the “Trust”), including the Trustees who are not “interested persons”, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the investment management agreement between the Trust and REX Advisers, LLC (the “Adviser”) with respect to each Fund listed above (the “Agreement”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved with respect to each Fund by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Prior to the Meeting, the Independent Trustees received and considered materials from the Adviser intended to provide the Board with the information necessary for the Board and a majority of the Independent Trustees to make the determination that the Agreement was in the best interests of each Fund and its shareholders. Before voting to approve the Agreement, the Board reviewed these materials and the legal standards for the Board’s consideration of the approval of the Agreement. Representatives from the Adviser provided the Board with an overview, during the Meeting, of each Fund’s proposed strategy, the services proposed to be provided to the Funds by the Adviser, the rationale for launching each Fund, each Fund’s proposed fees, the operational aspects of each Fund and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes, and compliance program. This information, together with the information, discussions and presentations provided to the Board at the Meeting, formed the primary (but not exclusive) basis for the Board’s determinations. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In determining whether to approve the Agreement, the Board considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent and quality of services to be provided by the Adviser with respect to each Fund; (2) comparative fee and expense data for each Fund and other peer investment companies; (3) the estimated costs of the services to be provided and profits to be realized by the Adviser from those services; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the fees charged reflects such economies of scale for each Fund’s benefit; (5) the terms of the Agreement; and (6) other benefits to the Adviser resulting from services rendered to each Fund. The Board’s analysis of these factors is set forth below. In their deliberations to approve the Agreement, each Trustee, in the exercise of their business judgment, weighed to varying degrees the importance of the information provided to them, did not identify any single factor or particular information that was all-important or controlling, and considered the information and made their determinations for each Fund separately and independently of the other Funds. The Board based its decision on the totality of the circumstances and relevant factors.

Nature, Extent and Quality of Services Provided. With regard to the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the scope of services to be provided under the Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the Funds and related services, including portfolio management; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with investment guideline; and responsibility for monitoring of portfolio exposures and reporting to the Board. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board considered the Adviser’s operational capabilities and resources and their experience in managing investment portfolios. The Board reviewed the biographies and tenure of the personnel involved in Fund management and the experience of the Adviser and its affiliates as investment adviser to other investment companies. The Board recognized the wide array of professionals employed by the Adviser, and their varying levels of experience and qualifications. Representatives of the Adviser discussed or otherwise presented their investment philosophies and strategies intended to provide investment performance consistent with each Fund’s investment objectives. The Board considered the information provided by the Adviser regarding investment oversight and risk management processes. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program and compliance record established pursuant to Rule 38a-1 under the 1940 Act with respect to other investment companies advised by the Adviser.

Based on their review of the information provided, the Board determined with respect to each Fund that the nature, extent and quality of services to be provided by the Adviser were satisfactory.

Fund Performance. Because each Fund is a newly created series of the Trust, the Board did not review the performance of the Funds as no track records were available. The Board observed that the Adviser currently manages other series of the Trust with similar investment strategies as some of the Funds and reviewed the performance of such series since inception.

Comparative Fee and Expense Data. In considering each Fund’s fees and expenses, the Board reviewed the fee and expense ratios for a variety of other funds in each Fund’s peer group, as compiled by an independent third-party. The Board received information comparing the Fund’s respective unitary management fee rate to the fees of funds in a corresponding peer group and Morningstar category. In this regard, the Board considered that the unitary management fee proposed to be charged to each Fund was within a reasonable range of the fees of its peers and its Morningstar category. The Board also considered that the fees for the Funds were in line with other series of the Trust with similar investment objectives/strategies as the Funds. The Board noted the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser. The Board recognized that it is difficult to compare management fees because the scope of investment management services provided may vary from one investment adviser to another and from one client to another.

The Board noted the relatively simple expense structure maintained by the Funds that consists of a unitary management fee, which is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. The Board considered that out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of sub-advisory (if any), transfer agency, custody, fund administration, legal, audit and other service fees. However, the Adviser is not responsible for, among others, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

On the basis of the information provided, the Board concluded that the Advisor’s unitary management fee with respect to each Fund is reasonable.

Cost of Advisory Services and Profitability. The Board considered the unitary management fee that each Fund pays to the Adviser under the Agreement, as well as information from the Adviser regarding the projected profitability analysis and the expected asset level that will be required for each Fund to become profitable for the Adviser. The Board also considered the unitary management fee structure of the Fund whereby the Adviser assumes a majority of the expenses of each Fund as well as that the Adviser compensates the Funds’ service providers from its unitary management fee. The Board took into account that the Funds had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

Following their review, the Trustees concluded that the costs for services provided by, and the level of profitability to, the Adviser were reasonable considering the services provided.

Economies of Scale. The Board considered whether there are expected to be economies of scale with respect to the management of the Funds as assets grow and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to shareholders. The Board noted the Adviser’s representations that, given the Funds are newly launched, the Adviser did not believe that economies of scale currently existed in the Adviser’s management of the Funds.

Other Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Funds. The Board considered the Adviser’s soft dollars policies. The Board noted there were currently no distribution or service fees being paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from their relationship with the Funds are reasonable and appropriate.

Conclusion. Based on all of the information presented to and considered by the Board, including the factors discussed above and other factors, the Board, and separately the Independent Trustees, determined that the Agreement, including the fees payable thereunder, were fair and reasonable and in the best interests of each Fund and its shareholders and they unanimously voted to approve the Agreement.

Board Considerations for Approval of Sub-Advisory Agreement

At a meeting held on November 25, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the Trustees”) of REX ETF Trust (the “Trust”), including the Trustees who are not “interested persons”, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), approved the sub-advisory agreement (the “Agreement”) between REX Advisers, LLC (the “Adviser”) and Tuttle Capital Management, LLC (dba Tuttle Capital Management) (the “Sub-Adviser”) with respect to the Laddered T-Bill ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved with respect to each Fund by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Sub-Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Prior to the Meeting, the Independent Trustees received and considered materials from the Adviser and the Sub-Adviser intended to provide the Board with the information necessary for the Board and a majority of the Independent Trustees to make the determination that the Agreement was in the best interests of the Fund and its shareholders. Before voting to approve the Agreement, the Board reviewed these materials and the legal standards for the Board’s consideration of the approval of the Agreement. Representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Fund’s strategy, the services proposed to be provided to the Fund by the Sub-Adviser, the sub-advisory fees, and additional information about the Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes, and compliance program. This information, together with the information, discussions and presentations provided to the Board at the Meeting, formed the primary (but not exclusive) basis for the Board’s determinations. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Sub-Adviser.

In determining whether to approve the Agreement, the Board considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent and quality of services to be provided by the Sub-Adviser with respect to the Fund; (2) comparative fee and expense data for the Fund and other peer investment companies, as previously provided; (3) the estimated costs of the services to be provided and profits to be realized by the Sub-Adviser from those services; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the fees charged reflects such economies of scale for the Fund’s benefit; (5) the terms of the Agreement; and (6) other benefits to the Sub-Adviser resulting from services rendered to the Fund. The Board’s analysis of these factors is set forth below. In their deliberations to approve the Agreement, each Trustee, in the exercise of their business judgment, weighed to varying degrees the importance of the information provided to them, did not identify any single factor or particular information that was all-important or controlling. The Board based its decision on the totality of the circumstances and relevant factors.

Nature, Extent and Quality of Services Provided.  The Board considered the nature, extent and quality of the services to be provided by the Sub-Adviser under the Agreement. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: portfolio management, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with investment guidelines; responsibility for monitoring of portfolio exposures and reporting to the Board. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board considered the qualifications, experience, and responsibilities of the portfolio managers to the Fund and the resources made available to such portfolio managers. The Board also considered the Sub-Adviser’s experience providing similar services to other investment companies. The Board reviewed information provided regarding the Sub-Adviser’s trading and brokerage practices, risk management and compliance and regulatory matters.

Based on their review of the information provided, the Board determined with respect to the Fund that the nature, extent and quality of services to be provided by the Sub-Adviser were satisfactory.

Fund Performance. Because the Fund is a newly created series of the Trust, the Board did not review the performance of the Fund as no track records were available.

Comparative Fee and Expense Data. In considering the Fund’s fees and expenses, the Board had previously reviewed the fee and expense ratios for a variety of other funds in the Fund’s peer group, as compiled by an independent third-party. The Board considered that the Fund pays a unitary management fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser out of its unitary management fee. The Board considered the sub-advisory fee schedule to be paid by the Adviser to the Sub-Adviser with respect to the Fund and the Sub-Adviser’s representation that it does not provide services to accounts comparable to the Fund. The Board considered that the sub-advisory fee schedule was negotiated between the Adviser and the Sub-Adviser, which is not affiliated with the Adviser. The Board took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm.

On the basis of the information provided, the Board concluded that the Sub-Adviser’s fee with respect to the Fund is reasonable.

Cost of Advisory Services and Profitability. The Board considered the estimated profitability analysis provided by the Sub-Adviser, which included the cost of services to be provided and the profitability to the Sub-Adviser of its relationship with the Fund. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser from each Fund’s unitary management fee. As a result, the costs of the services to be provided and the profits to be realized by the Sub-Adviser from its relationship with the Trust were not a material factor in the Board’s consideration of the Sub-Advisory Agreement. The Board took into account that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Sub-Adviser’s future profitability were generally unpredictable.

Following their review, the Trustees concluded that the costs for services provided by, and the level of profitability to, the Sub-Adviser were reasonable considering the services provided.

Economies of Scale. The Board considered whether there are expected to be economies of scale with respect to the management of the Fund as assets grow and whether there is potential for realization of economies of scale. The

Board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The Board observed that the Sub-Adviser’s fee schedule includes breakpoints that reduce the sub-advisory fees as Fund assets grow.

Other Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Fund. The Board considered the Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from their relationship with the Fund are reasonable and appropriate.

Conclusion. Based on all of the information presented to and considered by the Board, including the factors discussed above and other factors, the Board, and separately the Independent Trustees, determined that the Agreement, including the fees payable thereunder, were fair and reasonable and in the best interests of the Fund and its shareholders and they unanimously voted to approve the Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	REX ETF Trust

By (Signature and Title)*	/s/ Greg King
Greg King, Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Greg King
Greg King, Principal Executive Officer

Date	9/4/2026

By (Signature and Title)*	/s/ Robert Rokose
Robert Rokose, Principal Financial Officer

Date	9/3/2026

* Print the name and title of each signing officer under his or her signature.